FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity risk
Net cash generating from operating activities	$ 119,696,000	$ 114,045,000	$ 68,321,000
Incremental borrowing rates applied to lease liabilities	5.14%	5.20%
Total undiscounted cash flows, Trade payables	$ 30,711,000	$ 34,375,000
Total undiscounted cash flows, Other payables	29,701,000	25,515,000
Total undiscounted cash flows, Amounts due to related parties	1,329,000	842,000
Total undiscounted cash flows, Total	61,741,000	60,732,000
Total undiscounted cash flows, Lease liabilities	274,702,000	264,915,000
Trade payables	30,711,000	34,375,000
Other payables	29,701,000	25,515,000
Amounts due to related parties	1,329,000	842,000
Total	61,741,000	60,732,000
Lease liabilities	212,626,000	202,945,000
On demand or within 2 months
Liquidity risk
Total undiscounted cash flows, Trade payables	30,711,000	34,375,000
Total undiscounted cash flows, Other payables	29,701,000	25,515,000
Total undiscounted cash flows, Amounts due to related parties	1,329,000	842,000
Total undiscounted cash flows, Total	61,741,000	60,732,000
Total undiscounted cash flows, Lease liabilities	9,377,000	7,764,000
Over 2 months but within 1 year
Liquidity risk
Total undiscounted cash flows, Lease liabilities	34,214,000	35,483,000
Over 1 year but within 2 years
Liquidity risk
Total undiscounted cash flows, Lease liabilities	38,365,000	39,266,000
Lease liabilities	34,843,000	34,180,000
Over 2 years
Liquidity risk
Total undiscounted cash flows, Lease liabilities	$ 192,746,000	$ 182,402,000